Disclosures on equity - Shares Issued by Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Equity [Line Items]
Capital amount in shares	$ 1,577,623	$ 1,577,623
Series A preferred shares
Disclosures Of Equity [Line Items]
Number of authorized shares (in shares)	142,818,904	142,818,904	142,819,552
Number of fully subscribed and paid shares (in shares)	142,818,904	142,818,904	142,819,552
Number of subscribed, partially paid shares (in shares)	0	0	0
Increase (decrease) in number of current shares (in shares)	0	0	0
Number of outstanding shares (in shares)	142,818,904	142,818,904	142,818,904
Number of shares owned by the company or its subsidiaries or associates (in shares)	0	0	648
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares (in shares)	0	0	0
Capital amount in shares	$ 134,730	$ 134,730	$ 134,750
Total number of subscribed shares (in shares)	142,818,904	142,818,904	142,819,552
Series B preferred shares
Disclosures Of Equity [Line Items]
Number of authorized shares (in shares)	142,818,904	142,818,904	142,818,904
Number of fully subscribed and paid shares (in shares)	142,818,904	142,818,904	142,818,904
Number of subscribed, partially paid shares (in shares)	0	0	0
Increase (decrease) in number of current shares (in shares)	0	0	0
Number of outstanding shares (in shares)	142,818,904	142,818,904	142,818,904
Number of shares owned by the company or its subsidiaries or associates (in shares)	0	0	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares (in shares)	0	0	0
Capital amount in shares	$ 1,442,893	$ 1,442,893	$ 1,442,893
Total number of subscribed shares (in shares)	142,818,904	142,818,904	142,818,904